Offerings	Feb. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value$0.0001 per share
Fee Rate	0.0138%
Offering Note
1.a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

1.b. Includes rights to acquire common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan.

1.c. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee and will pay such fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value$0.0001 per share
Fee Rate	0.0138%
Offering Note	See notes 1.a., 1.b. and 1.c. above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0138%
Offering Note	See notes 1.a. and 1.c. above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0138%
Offering Note	See notes 1.a. and 1.c. above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0138%
Offering Note	See notes 1.a. and 1.c. above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0138%
Offering Note	See notes 1.a. and 1.c. above.